VERACITY FUNDS

July 1, 2010

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:       Veracity Funds
File No. 333-111717

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, the undersigned certifies that (i) the form of  Prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the most recent amendment to the Veracity Fund's registration statement on Form N-1A and (ii) the text of the most recent amendment has been filed electronically.

If you need any further assistance, please contact me at (513) 587-3406.

Very truly yours,

/s/ Wade R. Bridge

Wade R. Bridge
Assistant Secretary